Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Operating Leases of Lessee Disclosure

(In thousands)	2014	2015	2016	2017	2018	Thereafter	Total
Operating lease rental payments	$670	$572	$526	$473	$418	$-	$2,659